DELAWARE
INVESTMENTS(SM)
---------------------
Philadelphia o London


Delaware
Technology and
Innovation Fund

Class A o Class B o Class C

Prospectus December 22, 1999

(as revised January 20, 2000)

Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

 ................................................................................
Fund profile                                               page 2
Delaware Technology and Innovation Fund                         2
 ................................................................................
How we manage the Fund                                     page 4
Our investment strategies                                       4
The securities we typically invest in                           5
The risks of investing in the Fund                              7
 ................................................................................
Who manages the Fund                                       page 9
Investment manager                                              9
Portfolio managers                                              9
Fund administration (Who's who)                                10
 ................................................................................
About your account                                        page 11
Investing in the Fund                                          11
   Choosing a share class                                      11
How to reduce your sales charge                                13
How to buy shares                                              14
Retirement plans                                               15
How to redeem shares                                           16
Account minimums                                               17
Special services                                               18
Dividends, distributions and taxes                             19
 ................................................................................
Certain management considerations                         page 20
 ................................................................................
Financial highlights                                      page 21

Profile: Delaware Technology and Innovation Fund

What is the Fund's goal?
   Delaware Technology and Innovation Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.


Who should invest in the Fund
     o    Investors with long-term financial goals.
     o    Investors seeking an investment primarily in common stocks.
     o Investors seeking exposure to the capital appreciation opportunities of companies believed to benefit from technological advances and improvements.

 Who should not invest in the Fund
     o    Investors with short-term financial goals.
     o    Investors whose primary goal iscurrent income.
     o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.
     o Investors unwilling to accept the risks of a non-diversified, more concentrated fund focusing on companies believed to benefit from technological advances and improvements.

What are the Fund's main investment strategies? We invest primarily in stocks we believe will benefit from technological advances and improvements. We strive to identify companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. The stocks can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.

The Fund uses a bottom-up approach to stock selection that seeks companies that are market leaders, have strong product cycles, innovative concepts or may benefit from industry trends. We look at estimated growth rates, market capitalization and cash flows as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock prices. Although the Fund will not invest more than 25% of its net assets in any one industry, the Fund will be highly concentrated in the industries that are poised to benefit from technology or from innovations that may indirectly benefit from technology. Therefore, the Fund may be particularly sensitive to changes in the general market and economic conditions that affect those industries. Companies in the rapidly changing field of technology and in fields that may benefit from innovation and technology often face special risks. For example, their products may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is likely to be much more volatile than one with exposure to a greater variety of industries, especially in the short run.

In addition, the Fund may invest in smaller companies that involve greater risk than other companies due to their size, narrow product lines, limited financial resources and greater sensitivity to economic conditions. Stocks of smaller companies may experience more volatile price fluctuations, especially over the short term.

Delaware Technology and Innovation Fund is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risk.

For a more complete discussion of risk, please turn to page 7.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.



CLASS                                                           A           B            C
Maximum sales charge (load) imposed on
   purchases as a percentage of offering price                  5.75%       none         none
Maximum contingent deferred sales charge
   (load) as a percentage of original purchase
   price or redemption price, whichever is lower                none(1)        5%(2)        1%(3)
Maximum sales charge (load) imposed on
   reinvested dividends                                         none        none         none
Redemption fees                                                 none        none         none


Annual fund operating expenses are deducted from the Fund's assets.

CLASS                                                           A           B            C
Management fees                                                 0.75%       0.75%        0.75%
Distribution and service (12b-1) fees                           0.25%(4)    1.00%        1.00%
Other expenses(5)                                               0.78%       0.78%        0.78%
Total operating expenses                                        1.78%       2.53%        2.53%
Fee waivers and payments(6)                                    (0.33%)     (0.33%)      (0.33%)
Net expenses                                                    1.45%       2.20%        2.20%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS(8)             A           B            B           C            C
                                   (if redeemed)            (if redeemed)
1 year            $714        $228         $723        $228         $323
3 years         $1,073        $756       $1,056        $756         $756

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Board of Trustees set the 12b-1 plan expenses for the Fund's Class A shares at 0.25%. Expenses under the 12b-1 plan will not be more than 0.30%.
(5)  Other expenses are based on estimated amounts for the current fiscal year.
(6) The investment manager has contracted to waive fees and pay expenses through August 31, 2001 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 1.20% of average daily net assets.
(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for year one and the total operating expenses without expense waivers for years two and three.
(8) Class B shares automatically convert to Class A shares at the end of the eighth year. The example does not assume this conversion since it only reflects expenses for one and three years.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. The following describes how the portfolio managers pursue the Fund's investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to identify companies of any size that offer above-average opportunities for long-term price appreciation. At least 65% of the Fund's assets will be invested in common stocks issued by companies that we believe are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. In striving to identify such companies, we will evaluate a company's managerial skills, strategic focus, product development, position in its industry or relevant markets, and innovative concepts.

Some industries likely to be represented in the portfolio are:

o  computer software and hardware;

o  semiconductor, minicomputers and peripheral equipment;

o  telecommunication, media and information services;

o  environmental services, chemicals and synthetic materials;

o  defense and commercial electronics;

o  data storage and retrieval; and

o  biotechnology, health care and medical supplies.

The Fund uses a bottom-up approach to stock selection. We look at estimated growth rates, market capitalization and cash flows of individual companies as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Delaware Technology and Innovation Fund's investment objective - to seek long-term capital growth - is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

How to use
this glossary
The glossary includes definitions of investment terms used throughout the prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Glossary A-C

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

-----------------------------------------------------------------------------------------------------------------------------------
                    Securities                                                    How we use them
-----------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of ownership          We invest at least 65% of the Fund's total assets in equity
in a corporation. Stockholders participate in the                     securities (including common stocks and convertible
corporation's profits and losses, proportionate to the                securities). Generally, however, we invest 85% to 100% of
number of shares they own.                                            net assets in common stock. The Fund may invest in common
                                                                      stocks of any market capitalization.

Foreign securities and American Depositary Receipts:                  Although the Fund may invest up to 25% of its net assets in
Securities of foreign entities issued directly or, in the             foreign securities, we have no present intention of doing
case of American Depositary Receipts, through a U.S. bank.            so. We may invest without limit in ADRs and will do so when
ADRs represent a bank's holdings of a stated number of                we believe they offer greater value and greater appreciation
shares of a foreign corporation. An ADR entitles the holder           potential than U.S. securities.
to all dividends and capital gains earned by the underlying
foreign shares. ADRs are bought and sold the same as U.S.
securities.

Convertible securities: Usually preferred stocks or                   The Fund may invest in convertible securities and selects
corporate bonds that can be exchanged for a set number of             them on the basis of the common stock into which they can be
shares of common stock at a predetermined price.                      converted, not on the basis of the debt ratings of the
                                                                      convertible securities.

Repurchase agreements: An agreement between a buyer, such as          Typically, the Fund uses repurchase agreements as a
the Fund, and seller of securities in which the seller                short-term investment for the Fund's cash position. In order
agrees to buy the securities back within a specified time at          to enter into these repurchase agreements, the Fund must
the same price the buyer paid for them, plus an amount equal          have collateral of at least 102% of the repurchase price.
to an agreed upon interest rate. Repurchase agreements are            The Fund may not have more than 10% of its total assets in
often viewed as equivalent to cash.                                   repurchase agreements with maturities of over seven days.
                                                                      The Fund will only enter into repurchase agreements in which the collateral is composed of U.S. government securities.

Restricted securities: Privately placed securities whose              The Fund may invest without limitation in liquid, privately
resale is restricted under securities law.                            placed securities that are eligible for resale only among
                                                                      certain institutional buyers without registration, including
                                                                      "Rule 144A Securities."

Options and futures: Options represent a right to buy or              If we have stocks that appreciated in price, we may want to
sell a security at an agreed upon price at a future date.             protect those gains when we anticipate adverse conditions.
The purchaser of an option may or may not choose to go                We might use options or futures to neutralize the effect of
through with the transaction.                                         any price declines, without selling the security. We might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment. We might use this approach if we had excess
                                                                      cash that we wanted to invest quickly.

Futures contracts are agreements for the purchase or sale of
securities at a specified price, on a specified date. Unlike          We might use covered call options if we believe that doing
an option, a futures contract must be executed unless it is           so would help the Fund to meet its investment objective.
sold before the settlement date.

Certain options and futures may be considered to be                   Use of these strategies can increase the operating costs of
derivative securities.                                                the Fund and can lead to loss of principal.

Illiquid securities: Securities that do not have a ready              The Fund may invest no more than 15% of net assets in
market, and cannot be easily sold within seven days at                illiquid securities.
approximately the price that a fund has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.
-----------------------------------------------------------------------------------------------------------------------------------

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

The Fund may also invest in other securities including warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions of these securities as well as other securities in which the Fund may invest.

Lending securities The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Fund's investment objective.

Portfolio turnover We anticipate that the Fund will have an annual portfolio turnover of more than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rate can result in higher brokerage costs and higher taxable gains for the investor.


C-D

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following chart gives a brief description of the chief risks of investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.


-----------------------------------------------------------------------------------------------------------------------------------
                     Risks                                                          How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------

Market risk is the risk that all or a majority of the                 We maintain a long-term approach and focus on securities
securities in a certain market--like the stock or bond                that we believe can continue to provide returns over an
market--will decline in value because of factors such as              extended period of time regardless of interim market
economic conditions, future expectations or investor                  fluctuations. Generally, we do not try to predict overall
confidence.                                                           market movements or trade for short-term purposes.

                                                                      We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.


Industry and security risk is the risk that the value of              Although the Fund will not invest more than 25% of its net
securities in a particular industry or the value of an                assets in one industry, it will concentrate its investments
individual stock or bond will decline because of changing             in companies that we believe will benefit from technological
expectations for the performance of that industry or for the          advances and innovation. As a result, the value of Fund
individual company issuing the stock.                                 shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more
                                                                      susceptible to any single economic, political or regulatory occurrence affecting these companies.

                                                                      To seek to reduce these risks, we limit the amount of the
                                                                      Fund's assets invested in any one industry and we follow a rigorous selection process before choosing securities for
                                                                      the Fund.

Interest rate risk is the risk that securities, particularly          The Fund can invest in small or mid-cap companies and we
bonds with longer maturities, will decrease in value if               seek to address the potential interest rate risks associated
interest rates rise and increase in value if interest rates           with those holdings by analyzing each company's financial
fall. However, investments in equity securities issued by             situation and its cash flow to determine the company's
small and medium-sized companies, which often borrow money            ability to finance future expansion and operations. As
to finance operations, may also be adversely affected by              appropriate, the potential impact that rising interest rates
rising interest rates.                                                might have on a stock is taken into consideration before a stock is purchased.


Foreign risk is the risk that foreign securities may be               Currently, the Fund intends to invest only a small portion
adversely affected by political instability, changes in               of its portfolio in ADRs. If we were to purchase foreign
currency exchange rates, foreign economic conditions or               securities, they would often be denominated in U.S. dollars.
inadequate regulatory and accounting standards.                       We also tend to avoid markets where we believe accounting
                                                                      principles or the regulatory structure are underdeveloped.

Company size risk is the risk that prices of small and                The Fund seeks opportunities among companies of all sizes.
medium-size companies may be more volatile than larger                However, because the Fund does not concentrate specifically
companies because of limited financial resources or                   on small or medium-size companies, this risk may be balanced
dependence on narrow product lines.                                   by holdings of larger companies.

-----------------------------------------------------------------------------------------------------------------------------------


Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

-----------------------------------------------------------------------------------------------------------------------------------
                     Risks                                                          How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------




Liquidity risk is the possibility that securities cannot be           We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a fund values them.

Non-diversified funds are believed to be subject to greater           The Fund will not be diversified under the 1940 Act.
risks because adverse effects on their security holdings may          Non-diversified investment companies have the flexibility to
affect a larger portion of their overall assets.                      invest as much as 50% of their assets in as few as two
                                                                      issuers with no single issuer accounting for more than 25%
                                                                      of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of a fund's assets is
                                                                      invested in the securities of a single issuer.

Futures and options risk is the possibility that a fund may           We will not use futures and options for speculative reasons.
experience a significant loss if it employs an options or             We may use futures and options to protect gains in the
futures strategy related to a security or a market index and          portfolio without actually selling a security. We may also
that security or index moves in the opposite direction from           use options and futures to quickly invest excess cash so
what the portfolio manager anticipated. Futures and options           that the portfolio is generally fully invested.
also involve additional expenses, which could reduce any
benefit or increase any loss to a fund from using the
strategy.
-----------------------------------------------------------------------------------------------------------------------------------

D-I

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.


Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Who manages the Fund

Investment        The Fund is managed by Delaware Management Company, a series
manager           of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, Delaware Management Company will receive the following annual fee from the Fund.




                            Fee based on average daily net assets

                            0.75% on the first $500 million;
                            0.70% on the next $500 million;
                            0.65% on the next $1.5 billion;
                            0.60% on assets in excess of $2.5 billion


Portfolio      Jeffrey W. Hynoski has primary responsibility for making
managers       day-to-day investment decisions for Delaware Technology and
               Innovation Fund. In making decisions for the Fund, Mr. Hynoski regularly consults with Gerald S. Frey, Senior Portfolio Manager of the Delaware growth team.

               Jeffrey W. Hynoski, Vice President, Portfolio Manager, joined Delaware Investments in 1998. Previously, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth equity group, where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management/Financial Economics from Pace University. Mr. Hynoski has been managing the Fund since its inception.

               Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 22 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.




Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.


Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Who's who?

The following information shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.



                                                  -------------------
                                                   Board of Trustees
                                                  -------------------
                                                          |
------------------------------              -------------------------------            --------------------------
      Investment manager      |            |            The Fund           |          |         Custodian        |
 Delaware Management Company  | -----------|                               | -------- | The Chase Manhattan Bank |
     One Commerce Square      |            |                               |          | 4 Chase Metrotech Center |
    Philadelphia, PA 19103    |            |                               |          |    Brooklyn, NY 11245    |
------------------------------              -------------------------------            --------------------------
                       |                               |                 |
------------------------------   ------------------------------      ----------------------------------
|     Portfolio managers      | |           Distributor        |    |            Service agent         |
|  (see page 9 for details)   | |   Delaware Distributors, L.P.|    |   Delaware Service Company, Inc. |
------------------------------| |      1818 Market Street      |    |        1818 Market Street        |
                                |    Philadelphia, PA 19103    |    |      Philadelphia, PA 19103      |
                                 ------------------------------      ----------------------------------
                                                     |                 |

                                                   ------------------------------
                                                  |     Financial advisers       |
                                                   ------------------------------
                                                        |                 |
                                                   ------------------------------
                                                  |          Shareholders        |
                                                   ------------------------------



Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.


M-N

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

About your account

Investing in
the Fund

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.
o   If you invest $50,000 or more, your front-end sales charge will be reduced.
o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.
o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently 0.25%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.
o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.


Class A sales charges
---------------------------------------------------------------------------------------------------
                           Sales charge as %     Sales charge as % of     Dealer's commission as %
Amount of purchase         of offering price       amount invested          of offering price
---------------------------------------------------------------------------------------------------
 Less than $50,000              5.75%                   6.10%                       5.00%

    $50,000 but
   under $100,000               4.75%                   5.00%                       4.00%

    $100,000 but
   under $250,000               3.75%                   3.90%                       3.00%

    $250,000 but
   under $500,000               2.50%                   2.60%                       2.00%

    $500,000 but
  under $1 million              2.00%                   2.04%                       1.60%
---------------------------------------------------------------------------------------------------
As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year unless a specific waiver of the charge applies.
---------------------------------------------------------------------------------------------------
                           Sales charge as %     Sales charge as % of     Dealer's commission as %
Amount of purchase         of offering price       amount invested          of offering price
---------------------------------------------------------------------------------------------------
$1 million up to $5 million   none                       none                     1.00%

Next $20 million
Up to $25 million             none                       none                     0.50%

Amount over $25 million       none                       none                     0.25%
---------------------------------------------------------------------------------------------------

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Class B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.
o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.
o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.
o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.
o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.
o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.



Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.
o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.
o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.
o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.
o Unlike Class B shares, Class C shares do not automatically convert into another class.
o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


P-S

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.


Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


------------------------------------------------------------------------------------------------------------------------------------
Program                       How it works                                              Share class
------------------------------------------------------------------------------------------------------------------------------------
                                                                         A                        B                       C

Letter of Intent             Through a Letter of Intent you              X               Although the Letter of Intent  and Rights
                             agree to invest a certain                                   of Accumulation do not apply to the
                             amount in Delaware Investments                              purchase of Class B and C shares, you can
                             Funds (except money market                                  combine your purchase of Class A shares
                             funds with no sales charge)                                 with your purchase of Class B and C shares
                             over a 13-month period to                                   to fulfill your Letter of Intent or qualify
                             qualify for reduced front-end                               for Rights of Accumulation.
                             sales charges.

Rights of Accumulation       You can combine your holdings               X
                             or purchases of all funds in
                             the Delaware Investments
                             family (except money market
                             funds with no sales charge) as
                             well as the holdings and
                             purchases of your spouse and
                             children under 21 to qualify
                             for reduced front-end sales
                             charges.

Reinvestment of redeemed     Up to 12 months after you              For Class A, you     For Class B, your            Not available.
 shares                      redeem shares, you can                 will not have to     account will be
                             reinvest the proceeds with no          pay an additional    credited with the
                             additional sales charge.               front-end sales      contingent deferred
                                                                    charge.              sales charge you
                                                                                         previously paid on the
                                                                                         amount you are
                                                                                         reinvesting. Your
                                                                                         schedule for contingent
                                                                                         deferred sales charges
                                                                                         and conversion to Class
                                                                                         A will not start over
                                                                                         again; it will pick up
                                                                                         from the point at which
                                                                                         you redeemed your
                                                                                         shares.

SIMPLE IRA, SEP IRA,         These investment plans may                    X             There is no reduction in sales charges for
SARSEP, Prototype Profit     qualify for reduced sales                                   Class B or Class C shares for group
Sharing, Pension, 401(k),    charges by combining the                                    purchases by retirement plans.
SIMPLE 401(k), 403(b)(7),    purchases of all members of
and 457 Retirement Plans     the group. Members of these
                             groups may also qualify to
                             purchase shares without a
                             front-end sales charge and a
                             waiver of any contingent
                             deferred sales charges.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate financial advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

How to buy shares
[GRAPHIC OMITTED]
Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED]
By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED]
By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED]
By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.


[GRAPHIC OMITTED]
Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.


S-V

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.


Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.


Retirement plans

In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.



Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.


Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

How to redeem shares

[GRAPHIC OMITTED]
Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED]
By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


[GRAPHIC OMITTED]
By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED]
By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED]
Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.

How to redeem shares
(continued)

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.


Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.


Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.


Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.



Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.



Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.



Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's Prospectus and read it carefully before buying shares through an exchange.

Special services
     (continued)

MoneyLine(SM)
On Demand Service

Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.



MoneyLine
Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic
Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.



Dividends,
distributions
and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Fund invests. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business; cost of compliance plan review and contingency planning; and vendor compliance) in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Financial highlights

Financial highlights are not shown for the Fund since it commenced operations after the close of the fiscal year end.

Delaware
Technology and
Innovation Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.


Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o   For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-1485

Delaware Technology and Innovation Fund Symbols

                           CUSIP
                           -----
 Class A                 246431100
 Class B                 246431209
 Class C                 246431308




DELAWARE(SM)
INVESTMENT
---------------------
Philadelphia o London

P-492 [--] PP 12/99

DELAWARE
INVESTMENT(SM)
---------------------
Philadelphia o London






Delaware
Technology and
Innovation Fund

Institutional Class

Prospectus December 22, 1999
(as revised January 20, 2000)


Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

 ................................................................................
Fund profile                                               page 2
Delaware Technology and Innovation Fund                         2
 ................................................................................
How we manage the Fund                                     page 4
Our investment strategies                                       4
The securities we typically invest in                           5
The risks of investing in the Fund                              7
 ................................................................................
Who manages the Fund                                       page 9
Investment manager                                              9
Portfolio managers                                              9
Fund administration (Who's who)                                10
 ................................................................................
About your account                                        page 11
Investing in the Fund                                          11
How to buy shares                                              12
How to redeem shares                                           14
Account minimum                                                15
Exchanges                                                      15
Dividends, distributions and taxes                             15
 ................................................................................
Certain management considerations                         page 16
 ................................................................................
Financial highlights                                      page 17

Profile: Delaware Technology and Innovation Fund

What is the Fund's goal?
   Delaware Technology and Innovation Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.


Who should invest in the Fund
     o    Investors with long-term financial goals.
     o    Investors seeking an investment primarily in common stocks.
     o Investors seeking exposure to the capital appreciation opportunities of companies believed to benefit from technological advances and improvements.

 Who should not invest in the Fund
     o    Investors with short-term financial goals.
     o    Investors whose primary goal is current income.
     o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.
     o Investors unwilling to accept the risks of a non-diversified, more concentrated fund focusing on companies believed to benefit from technological advances and improvements.

What are the Fund's main investment strategies? We invest primarily in stocks we believe will benefit from technological advances and improvements. We strive to identify companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. The stocks can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.

The Fund uses a bottom-up approach to stock selection that seeks companies that are market leaders, have strong product cycles, innovative concepts or may benefit from industry trends. We look at estimated growth rates, market capitalization and cash flows as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock prices. Although the Fund will not invest more than 25% of its net assets in any one industry, the Fund will be highly concentrated in the industries that are poised to benefit from technology or from innovations that may indirectly benefit from technology. Therefore, the Fund may be particularly sensitive to changes in the general market and economic conditions that affect those industries. Companies in the rapidly changing field of technology and in fields that may benefit from innovation and technology often face special risks. For example, their products may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is likely to be much more volatile than one with exposure to a greater variety of industries, especially in the short run.

In addition, the Fund may invest in smaller companies that involve greater risk than other companies due to their size, narrow product lines, limited financial resources and greater sensitivity to economic conditions. Stocks of smaller companies may experience more volatile price fluctuations, especially over the short term.

Delaware Technology and Innovation Fund is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risk.

For a more complete discussion of risk, please turn to page 7.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

Maximum sales charge (load) imposed on
   purchases as a percentage of offering price               none
Maximum contingent deferred sales charge (load)
   as a percentage of original purchase price or
   redemption price, whichever is lower                      none
Maximum sales charge (load) imposed on
   reinvested dividends                                      none
Redemption fees                                              none
Exchange fees(1)                                             none


Annual fund operating expenses are deducted from the Fund's assets.

Management fees                                              0.75%
Distribution and service (12b-1) fees                        none
Other expenses(2)                                            0.78%
Total operating expenses                                     1.53%
Fee waivers and payments(3)                                 (0.33%)
Net expenses                                                 1.20%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 year                 $122
3 years                $451

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2)  Other expenses are based on estimated amounts for the current fiscal year.
(3) The investment manager has contracted to waive fees and pay expenses through August 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 1.20% of average daily net assets.
(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for year one and the total operating expenses without expense waivers for years two and three.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. The following describes how the portfolio managers pursue the Fund's investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to identify companies of any size that offer above-average opportunities for long-term price appreciation. At least 65% of the Fund's assets will be invested in common stocks issued by companies that we believe are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. In striving to identify such companies, we will evaluate a company's managerial skills, strategic focus, product development, position in its industry or relevant markets, and innovative concepts.

Some industries likely to be represented in the portfolio are:

o  computer software and hardware;

o  semiconductor, minicomputers and peripheral equipment;

o  telecommunication, media and information services;

o  environmental services, chemicals and synthetic materials;

o  defense and commercial electronics;

o  data storage and retrieval; and

o  biotechnology, health care and medical supplies.

The Fund uses a bottom-up approach to stock selection. We look at estimated growth rates, market capitalization and cash flows of individual companies as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Delaware Technology and Innovation Fund's investment objective - to seek long-term capital growth - is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

How to use
this glossary
The glossary includes definitions of investment terms used throughout the prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Glossary A-C

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

-----------------------------------------------------------------------------------------------------------------------------------
                    Securities                                                    How we use them
-----------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of ownership          We invest at least 65% of the Fund's total assets in equity
in a corporation. Stockholders participate in the                     securities (including common stocks and convertible
corporation's profits and losses, proportionate to the                securities). Generally, however, we invest 85% to 100% of
number of shares they own.                                            net assets in common stock. The Fund may invest in common
                                                                      stocks of any market capitalization.

Foreign securities and American Depositary Receipts:                  Although the Fund may invest up to 25% of its net assets in
Securities of foreign entities issued directly or, in the             foreign securities, we have no present intention of doing
case of American Depositary Receipts, through a U.S. bank.            so. We may invest without limit in ADRs and will do so when
ADRs represent a bank's holdings of a stated number of                we believe they offer greater value and greater appreciation
shares of a foreign corporation. An ADR entitles the holder           potential than U.S. securities.
to all dividends and capital gains earned by the underlying
foreign shares. ADRs are bought and sold the same as U.S.
securities.

Convertible securities: Usually preferred stocks or                   The Fund may invest in convertible securities and selects
corporate bonds that can be exchanged for a set number of             them on the basis of the common stock into which they can be
shares of common stock at a predetermined price.                      converted, not on the basis of the debt ratings of the
                                                                      convertible securities.

Repurchase agreements: An agreement between a buyer, such as          Typically, the Fund uses repurchase agreements as a
the Fund, and seller of securities in which the seller                short-term investment for the Fund's cash position. In order
agrees to buy the securities back within a specified time at          to enter into these repurchase agreements, the Fund must
the same price the buyer paid for them, plus an amount equal          have collateral of at least 102% of the repurchase price.
to an agreed upon interest rate. Repurchase agreements are            The Fund may not have more than 10% of its total assets in
often viewed as equivalent to cash.                                   repurchase agreements with maturities of over seven days.
                                                                      The Fund will only enter into repurchase agreements in which the collateral is composed of U.S. government securities.

Restricted securities: Privately placed securities whose              The Fund may invest without limitation in liquid, privately
resale is restricted under securities law.                            placed securities that are eligible for resale only among
                                                                      certain institutional buyers without registration, including
                                                                      "Rule 144A Securities."

Options and futures: Options represent a right to buy or              If we have stocks that appreciated in price, we may want to
sell a security at an agreed upon price at a future date.             protect those gains when we anticipate adverse conditions.
The purchaser of an option may or may not choose to go                We might use options or futures to neutralize the effect of
through with the transaction.                                         any price declines, without selling the security. We might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment. We might use this approach if we had excess
                                                                      cash that we wanted to invest quickly.

Futures contracts are agreements for the purchase or sale of
securities at a specified price, on a specified date. Unlike          We might use covered call options if we believe that doing
an option, a futures contract must be executed unless it is           so would help the Fund to meet its investment objective.
sold before the settlement date.

Certain options and futures may be considered to be                   Use of these strategies can increase the operating costs of
derivative securities.                                                the Fund and can lead to loss of principal.

Illiquid securities: Securities that do not have a ready              The Fund may invest no more than 15% of net assets in
market, and cannot be easily sold within seven days at                illiquid securities.
approximately the price that a fund has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.
-----------------------------------------------------------------------------------------------------------------------------------

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

The Fund may also invest in other securities including warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions of these securities as well as other securities in which the Fund may invest.

Lending securities The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Fund's investment objective.

Portfolio turnover We anticipate that the Fund will have an annual portfolio turnover of more than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rate can result in higher brokerage costs and higher taxable gains for the investor.


C-E

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.


Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.


Compounding
Earnings on an investment's previous earnings.


Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.


Corporate bond
A debt security issued by a corporation.
See Bond.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following chart gives a brief description of the chief risks of investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

-----------------------------------------------------------------------------------------------------------------------------------
                     Risks                                                          How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------

Market risk is the risk that all or a majority of the                 We maintain a long-term approach and focus on securities
securities in a certain market--like the stock or bond                that we believe can continue to provide returns over an
market--will decline in value because of factors such as              extended period of time regardless of interim market
economic conditions, future expectations or investor                  fluctuations. Generally, we do not try to predict overall
confidence.                                                           market movements or trade for short-term purposes.

                                                                      We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.

Industry and security risk is the risk that the value of              Although the Fund will not invest more than 25% of its net
securities in a particular industry or the value of an                assets in one industry, it will concentrate its investments
individual stock or bond will decline because of changing             in companies that we believe will benefit from technological
expectations for the performance of that industry or for the          advances and innovation. As a result, the value of Fund
individual company issuing the stock.                                 shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more
                                                                      susceptible to any single economic, political or regulatory occurrence affecting these companies.

                                                                      To seek to reduce these risks, we limit the amount of the
                                                                      Fund's assets invested in any one industry and we follow a rigorous selection process before choosing securities for
                                                                      the Fund.

Interest rate risk is the risk that securities, particularly          The Fund can invest in small or mid-cap companies and we
bonds with longer maturities, will decrease in value if               seek to address the potential interest rate risks associated
interest rates rise and increase in value if interest rates           with those holdings by analyzing each company's financial
fall. However, investments in equity securities issued by             situation and its cash flow to determine the company's
small and medium-sized companies, which often borrow money            ability to finance future expansion and operations. As
to finance operations, may also be adversely affected by              appropriate, the potential impact that rising interest rates
rising interest rates.                                                might have on a stock is taken into consideration before a stock is purchased.


Foreign risk is the risk that foreign securities may be               Currently, the Fund intends to invest only a small portion
adversely affected by political instability, changes in               of its portfolio in ADRs. If we were to purchase foreign
currency exchange rates, foreign economic conditions or               securities, they would often be denominated in U.S. dollars.
inadequate regulatory and accounting standards.                       We also tend to avoid markets where we believe accounting
                                                                      principles or the regulatory structure are underdeveloped.

Company size risk is the risk that prices of small and                The Fund seeks opportunities among companies of all sizes.
medium-size companies may be more volatile than larger                However, because the Fund does not concentrate specifically
companies because of limited financial resources or                   on small or medium-size companies, this risk may be balanced
dependence on narrow product lines.                                   by holdings of larger companies.

-----------------------------------------------------------------------------------------------------------------------------------

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

-----------------------------------------------------------------------------------------------------------------------------------
                     Risks                                                          How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be           We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a fund values them.

Non-diversified funds are believed to be subject to greater           The Fund will not be diversified under the 1940 Act.
risks because adverse effects on their security holdings may          Non-diversified investment companies have the flexibility to
affect a larger portion of their overall assets.                      invest as much as 50% of their assets in as few as two
                                                                      issuers with no single issuer accounting for more than 25%
                                                                      of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of a fund's assets is
                                                                      invested in the securities of a single issuer.

Futures and options risk is the possibility that a fund may           We will not use futures and options for speculative reasons.
experience a significant loss if it employs an options or             We may use futures and options to protect gains in the
futures strategy related to a security or a market index and          portfolio without actually selling a security. We may also
that security or index moves in the opposite direction from           use options and futures to quickly invest excess cash so
what the portfolio manager anticipated. Futures and options           that the portfolio is generally fully invested.
also involve additional expenses, which could reduce any
benefit or increase any loss to a fund from using the
strategy.
-----------------------------------------------------------------------------------------------------------------------------------

F-N

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.


Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).


Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Who manages the Fund

Investment
manager


The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, Delaware Management Company will receive the following annual fee from the Fund.

Fee based on average daily net assets

0.75% on the first $500 million;
0.70% on the next $500 million;
0.65% on the next $1.5 billion;
0.60% on assets in excess of $2.5 billion

Portfolio
managers

Jeffrey W. Hynoski has primary responsibility for making day-to-day investment decisions for Delaware Technology and Innovation Fund. In making decisions for the Fund, Mr. Hynoski regularly consults with Gerald S. Frey, Senior Portfolio Manager of the Delaware growth team.

Jeffrey W. Hynoski, Vice President, Portfolio Manager, joined Delaware Investments in 1998. Previously, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth equity group, where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management/Financial Economics from Pace University. Mr. Hynoski has been managing the Fund since its inception.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 22 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.
                                                                               9

Who's who?

The following information shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.



                                                  -------------------
                                                   Board of Trustees
                                                  -------------------
                                                          |
------------------------------              -------------------------------            --------------------------
      Investment manager      |            |            The Fund           |          |         Custodian        |
 Delaware Management Company  | -----------|                               | -------- | The Chase Manhattan Bank |
     One Commerce Square      |            |                               |          | 4 Chase Metrotech Center |
    Philadelphia, PA 19103    |            |                               |          |    Brooklyn, NY 11245    |
------------------------------              -------------------------------            --------------------------
                       |                               |                 |
------------------------------   ------------------------------      ----------------------------------
|     Portfolio managers      | |           Distributor        |    |            Service agent         |
|  (see page 9 for details)   | |   Delaware Distributors, L.P.|    |   Delaware Service Company, Inc. |
------------------------------| |      1818 Market Street      |    |        1818 Market Street        |
                                |    Philadelphia, PA 19103    |    |      Philadelphia, PA 19103      |
                                 ------------------------------      ----------------------------------
                                                     |                 |
                                                   ------------------------------
                                                  |          Shareholders        |
                                                   ------------------------------


Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.



N-R

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.


Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

About your account

Investing in
the Fund

Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.


Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.


Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.


Redeem
To cash in your shares by selling them back to the mutual fund.


Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

How to buy shares

[GRAPHIC OMITTED]
By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED]
By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

[GRAPHIC OMITTED]
By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[GRAPHIC OMITTED]
Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


S-S


Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate financial advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.


Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

How to buy shares
(continued)

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

How to redeem shares

[GRAPHIC OMITTED]
By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED]
By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED]
By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED]
Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.


T-V

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

How to redeem shares
(continued)

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions
and taxes

Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Fund invests. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business; cost of compliance plan review and contingency planning; and vendor compliance) in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Financial highlights

Financial highlights are not shown for the Fund since it commenced operations after the close of the fiscal year end.

Delaware
Technology and
Innovation Fund

Additional information about the Fund's investments will be available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-1485

Delaware Technology and Innovation Fund

                                     CUSIP
                                     -----
Institutional Class                246431407




DELAWARE(SM)
INVESTMENT
---------------------
Philadelphia o London






P-495 [--] PP 12/99